FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [text block] [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 44: FINANCIAL RISK MANAGEMENT
Financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: market risk, which includes interest rate risk and foreign exchange risk; credit risk; liquidity risk and capital risk. The following disclosures provide quantitative and qualitative information about the Group's exposure to these risks.
Market risk
(A)Interest rate risk
Interest rate risk arises from the different repricing characteristics of the Group's assets and liabilities. Liabilities are generally insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the UK Bank Rate, set by the Bank of England. The rates on the remaining liabilities are contractually fixed for their term to maturity.
Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed. Interest rate sensitivity analysis relating to the Group's banking activities is set out in the tables marked audited on page 71.
The Group’s risk management policy is to optimise reward while managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Lloyds Banking Group Asset and Liability Committee.
The Group establishes hedge accounting relationships for interest rate risk (including components) using cash flow hedges and fair value hedges. The Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group applies netting between similar risks before applying hedge accounting.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
At 31 December 2022 the aggregate notional principal of interest rate and other swaps (predominantly interest rate) designated as fair value hedges was £128,153 million (2021: £147,724 million) with a net fair value liability of £488 million (2021: liability of £266 million) (note 14). The gains on the hedging instruments were £3,106 million (2021: gains of £1,885 million).The losses on the hedged items attributable to the hedged risk were £3,127 million (2021: losses of £1,690 million). The gains and losses relating to the fair value hedges are recorded in net trading income.
The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2022 was £235,916 million (2021: £97,942 million) with a net fair value liability of £nil (2021: £nil) (note 14). In 2022, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £6 million (2021: loss of £58 million).
Interest rate benchmark reform
The Group continues to manage the transition to alternative benchmark rates under its Group-wide IBOR transition programme. The Group has transitioned substantially all of its non-USD LIBOR products and continues to work with customers to transition a small number of remaining contracts that either have yet to transition or have defaulted to the relevant synthetic LIBOR benchmark in the interim. USD LIBOR transition is expected to complete by 30 June 2023.
While the volume of outstanding transactions impacted by IBOR benchmark reforms continues to reduce, the Group does not expect material changes to its risk management approach.
The material risks identified include the following:
Conduct and litigation risk. The Group may be exposed to conduct and litigation charges as a direct result of inappropriate or negligent actions taken during IBOR transition resulting in detriment to the customer. The Group is working closely with its counterparties to avoid this outcome.
Market risk. IBOR transition is expected to lead to changes in the Group’s market risk profile which will continue to be monitored and managed within the appropriate risk appetites. The key change is expected to be on the management of basis risk profile during the period when alternative benchmark rates are referenced in contracts up to the cessation of the in-scope IBOR index.
Credit risk. Clients may wish to renegotiate the terms of existing transactions as a consequence of IBOR reform. This could lead to a change in the credit risk exposure of the client depending on the outcome of the negotiations. The Group will continue to monitor and manage changes within the appropriate risk appetites.
Accounting risk. If IBOR transition is finalised in a manner that does not permit the application of the reliefs introduced in the IFRS Phase 2 amendments, the financial instrument may be required to be derecognised and a new instrument recognised. In addition, where instruments used in hedge accounting relationships are transitioned either at different times or to different benchmarks, this may result in additional volatility to the income statement either through hedge accounting ineffectiveness or failure of the hedge accounting relationships.
Operational risk. Additional operational risks may arise due to the IBOR transition programme impacting all businesses and functions within the Group and leading to the implementation of changes to technology, operations, client communication and the valuation of in-scope financial instruments.
The majority of the Group’s USD LIBOR exposures are expected to transition through industry-led transition programmes managed by the London Clearing House, or through the International Swaps and Derivatives Association (ISDA) protocol. Other contracts (primarily loans) maturing after June 2023 are being managed through the Group’s existing processes, either transitioning to an alternative benchmark rate or allowed to fallback under existing contract protocols or through US legislation.
At 31 December 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which had yet to transition to the replacement benchmark rate:

	At 31 December 2022				At 31 December 2021
	GBP LIBOR £m	USD LIBOR £m	Other[1] £m	Total £m	GBP LIBOR £m	USD LIBOR £m	Other £m	Total £m
Non-derivative financial assets
Financial assets at fair value through profit or loss	–	–	–	–	131	172	–	303
Loans and advances to banks	–	67	–	67	–	3,252	–	3,252
Loans and advances to customers	760	670	2	1,432	3,419	2,549	–	5,968
Financial assets at amortised cost	760	737	2	1,499	3,419	5,801	–	9,220
	760	737	2	1,499	3,550	5,973	–	9,523
Non-derivative financial liabilities
Financial liabilities at fair value through profit or loss	–	100	–	100	–	100	3	103
Debt securities in issue[2]	–	1,216	310	1,526	–	3,548	26	3,574
	–	1,316	310	1,626	–	3,648	29	3,677
Derivative notional/contract amount
Interest rate	242	96,795	653	97,690	4,271	120,797	–	125,068
Cross currency	–	14,414	921	15,335	–	22,663	–	22,663
	242	111,209	1,574	113,025	4,271	143,460	–	147,731
1    Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.
2    Includes capital related issuances of £3,494 million held by Lloyds Banking Group plc.
As at 31 December 2022, the IBOR balances in the above table relate to contracts that have not transitioned to an alternative benchmark rate. In the case of Sterling LIBOR, these are contracts that have cash flows determined on a synthetic LIBOR basis.
Of the £111,209 million of USD derivative notional balances as at 31 December 2022, £19,208 million relate to contracts with their final LIBOR fixing prior to LIBOR cessation and £70,764 million relate to contracts settled through the London Clearing House. Of the remaining £21,237 million, £21,229 million are fallback-eligible.
In respect of the Group’s hedge accounting relationships, for the purposes of determining whether:
•A forecast transaction is highly probable
•Hedged future cash flows are expected to occur
•A hedge is expected to be highly effective in achieving offsetting changes in fair value or cash flows attributable to the hedged risk
•An accounting hedging relationship should be discontinued because of a failure of the retrospective effectiveness test the Group considers the interest rate benchmark, on which the hedged risk or the cash flows of the hedged item or hedging instrument are based is not altered by uncertainties resulting from interest rate benchmark reform.
By 31 December 2022, the Group had transitioned its Sterling, Euro, Japanese Yen and Swiss Franc LIBOR hedge accounting models to risk-free rates. The Group plans to complete the transition of its USD LIBOR hedge accounting models ahead of the 30 June 2023 cessation date.
The Group’s most significant remaining IBOR hedge accounting relationship in relation to benchmark reform is USD LIBOR, of which:
•The notional amount of the hedged items that the Group has designated into cash flow hedge relationships that is directly affected by the interest rate benchmark reform is £884 million (2021: £2,001 million). These are principally loans and advances to customers in Commercial Banking.
•The interest rate benchmark reforms also affect assets and liabilities designated in fair value hedges. At 31 December 2022 these assets had a notional value of £1,864 million and liabilities had a notional value of £6,760 million. At 31 December 2021, such assets had a notional value of £3,370 million and liabilities had a notional amount of £9,094 million. These fair value hedges principally relate to debt securities in issue.
•At 31 December 2022, the notional amount of the hedging instruments in hedging relationships to which these amendments apply was £10,529 million, of which £9,587 million relates to fair value hedges and £942 million relates to cash flow hedges. At 31 December 2021, the notional amount of the hedging instruments in hedging relationships to which these amendments applied was £17,954 million, of which £15,952 million related to fair value hedges and £2,002 million related to cash flow hedges.
(B)Foreign exchange risk
The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are managed centrally within allocated exposure limits. Trading book exposures in the authorised trading centres are allocated exposure limits. The limits are monitored daily by the local centres and reported to the market and liquidity risk function in London.
The Group manages foreign currency accounting exposure via cash flow hedge accounting, utilising currency swaps and forward foreign exchange trades.
Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves. The Group ceased all hedge accounting of the currency translation risk of the net investment in foreign operations in 2018.
The Group has overseas operations in Europe. Structural foreign currency exposures in respect of operations with a Euro functional currency are £1,817 million (2021: £115 million).
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivatives based transactions.
(A)Maximum credit exposure
The maximum credit risk exposure of the Group in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	2022			2021
	Maximum exposure £m	Offset[1] £m	Net exposure £m	Maximum exposure £m	Offset[1] £m	Net exposure £m
Financial assets at fair value through profit or loss[2]	1,132	–	1,132	1,559	–	1,559
Derivative financial instruments	3,857	(1,811)	2,046	5,511	(2,369)	3,142
Financial assets at amortised cost, net[3]:
Loans and advances to banks, net[3]	8,363	–	8,363	4,478	–	4,478
Loans and advances to customers, net[3]	435,627	(2,171)	433,456	430,829	(1,506)	429,323
Reverse repurchase agreements, net[3]	39,259	–	39,259	49,708	–	49,708
Debt securities, net[3]	7,331	–	7,331	4,562	–	4,562
	490,580	(2,171)	488,409	489,577	(1,506)	488,071
Financial assets at fair value through other comprehensive income[2]	22,845	–	22,845	27,785	–	27,785
Off-balance sheet items:
Acceptances and endorsements	58	–	58	21	–	21
Other items serving as direct credit substitutes	781	–	781	433	–	433
Performance bonds, including letters of credit, and other transaction-related contingencies	2,061	–	2,061	1,886	–	1,886
Irrevocable commitments and guarantees	57,782	–	57,782	55,690	–	55,690
	60,682	–	60,682	58,030	–	58,030
	579,096	(3,982)	575,114	582,462	(3,875)	578,587
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Excluding equity shares.
3Amounts shown net of related impairment allowances.
(B)Concentrations of exposure
The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products. As part of its credit risk policy, the Group considers sustainability risk (which incorporates Environmental (including climate), Social and Governance) in the assessment of Commercial Banking facilities.
At 31 December 2022 the most significant concentrations of exposure were in mortgages (comprising 73 per cent of total loans and advances to customers) and to financial, business and other services (comprising 5 per cent of the total).

	2022 £m	2021 £m
Agriculture, forestry and fishing	7,447	7,728
Energy and water supply	2,515	1,962
Manufacturing	3,311	3,505
Construction	4,057	4,325
Transport, distribution and hotels	13,062	13,367
Postal and telecommunications	2,409	1,857
Property companies	20,866	23,156
Financial, business and other services	21,281	19,137
Personal:
Mortgages[1]	322,480	318,422
Other	26,099	24,546
Lease financing	625	843
Hire purchase	15,950	15,785
Total loans and advances to customers before allowance for impairment losses	440,102	434,633
Allowance for impairment losses (note 15)	(4,475)	(3,804)
Total loans and advances to customers	435,627	430,829
1Includes both UK and overseas mortgage balances.
The Group’s operations are predominantly UK-based and as a result an analysis of credit risk exposures by geographical region is not provided.
(C)Credit quality of assets
Loans and advances
The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12-month values, with the exception of credit-impaired.

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1–3	0.00–0.80%	CMS 1–5	0.000–0.100%
RMS 4–6	0.81–4.50%	CMS 6–10	0.101–0.500%
RMS 7–9	4.51–14.00%	CMS 11–14	0.501–3.000%
RMS 10	14.01–20.00%	CMS 15–18	3.001–20.000%
RMS 11–13	20.01–99.99%	CMS 19	20.001–99.999%
RMS 14	100.00%	CMS 20–23	100.000%
Stage 3 assets include balances of £577 million (2021: £511 million) (with outstanding amounts due of £1,360 million (2021: £1,279 million)) which have been subject to a partial write-off and where the Group continues to enforce recovery action.
Stage 2 and Stage 3 assets with a carrying amount of £126 million (2021: £1,540 million) were modified during the year. No material gain or loss was recognised by the Group.
As at 31 December 2022 assets that had been previously modified while classified as Stage 2 or Stage 3 and were classified as Stage 1 amounted to £5,279 million (2021: £6,657 million).

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Loans and advances to banks
CMS 1–5	1,093	–	–	–	1,093	–	–	–	–	–
CMS 6–10	7,263	–	–	–	7,263	9	–	–	–	9
CMS 11–14	13	3	–	–	16	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	8,369	3	–	–	8,372	9	–	–	–	9
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	250,937	24,844	–	–	275,781	81	180	–	–	261
RMS 4–6	6,557	11,388	–	–	17,945	10	140	–	–	150
RMS 7–9	23	2,443	–	–	2,466	–	72	–	–	72
RMS 10	–	734	–	–	734	–	24	–	–	24
RMS 11–13	–	2,374	–	–	2,374	–	136	–	–	136
RMS 14	–	–	3,416	9,622	13,038	–	–	311	253	564
	257,517	41,783	3,416	9,622	312,338	91	552	311	253	1,207
Retail – credit cards
RMS 1–3	3,587	5	–	–	3,592	7	–	–	–	7
RMS 4–6	6,497	1,441	–	–	7,938	66	70	–	–	136
RMS 7–9	1,332	1,246	–	–	2,578	47	167	–	–	214
RMS 10	–	227	–	–	227	–	52	–	–	52
RMS 11–13	–	368	–	–	368	–	144	–	–	144
RMS 14	–	–	289	–	289	–	–	113	–	113
	11,416	3,287	289	–	14,992	120	433	113	–	666
Retail – loans and overdrafts
RMS 1–3	659	1	–	–	660	2	–	–	–	2
RMS 4–6	5,902	451	–	–	6,353	90	24	–	–	114
RMS 7–9	1,724	657	–	–	2,381	69	83	–	–	152
RMS 10	53	199	–	–	252	5	45	–	–	50
RMS 11–13	19	405	–	–	424	3	163	–	–	166
RMS 14	–	–	247	–	247	–	–	126	–	126
	8,357	1,713	247	–	10,317	169	315	126	–	610
Retail – UK Motor Finance
RMS 1–3	8,969	743	–	–	9,712	66	9	–	–	75
RMS 4–6	2,778	930	–	–	3,708	25	20	–	–	45
RMS 7–9	425	325	–	–	750	2	13	–	–	15
RMS 10	–	99	–	–	99	–	8	–	–	8
RMS 11–13	2	148	–	–	150	–	26	–	–	26
RMS 14	–	–	154	–	154	–	–	81	–	81
	12,174	2,245	154	–	14,573	93	76	81	–	250
Retail – other
RMS 1–3	12,588	328	–	–	12,916	9	4	–	–	13
RMS 4–6	1,311	213	–	–	1,524	4	11	–	–	15
RMS 7–9	–	90	–	–	90	–	3	–	–	3
RMS 10	–	5	–	–	5	–	–	–	–	–
RMS 11–13	91	7	–	–	98	–	–	–	–	–
RMS 14	–	–	157	–	157	–	–	52	–	52
	13,990	643	157	–	14,790	13	18	52	–	83
Total Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance (continued)	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	11,906	14	–	–	11,920	2	–	–	–	2
CMS 6–10	16,689	293	–	–	16,982	21	2	–	–	23
CMS 11–14	30,646	4,963	–	–	35,609	123	83	–	–	206
CMS 15–18	3,257	4,352	–	–	7,609	46	239	–	–	285
CMS 19	12	810	–	–	822	–	74	–	–	74
CMS 20–23	–	–	3,348	–	3,348	–	–	1,069	–	1,069
	62,510	10,432	3,348	–	76,290	192	398	1,069	–	1,659
Other[1]	(3,198)	–	–	–	(3,198)	–	–	–	–	–
Total loans and advances to customers	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475

In respect of:
Retail	303,454	49,671	4,263	9,622	367,010	486	1,394	683	253	2,816
Commercial Banking	62,510	10,432	3,348	–	76,290	192	398	1,069	–	1,659
Other[1]	(3,198)	–	–	–	(3,198)	–	–	–	–	–
Total loans and advances to customers	362,766	60,103	7,611	9,622	440,102	678	1,792	1,752	253	4,475
1Includes centralised fair value hedge accounting adjustments.

Reverse repurchase agreements
Banks
CMS 1–5	3,292	–	–	–	3,292	–	–	–	–	–
CMS 6–10	258	–	–	–	258	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	3,550	–	–	–	3,550	–	–	–	–	–
Customers
CMS 1–5	3,752	–	–	–	3,752	–	–	–	–	–
CMS 6–10	31,957	–	–	–	31,957	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	35,709	–	–	–	35,709	–	–	–	–	–
Total reverse repurchase agreements	39,259	–	–	–	39,259	–	–	–	–	–

	Undrawn exposures					Expected credit loss allowance
Gross undrawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Retail – UK mortgages
RMS 1–3	16,003	159	–	–	16,162	–	–	–	–	–
RMS 4–6	83	62	–	–	145	1	–	–	–	1
RMS 7–9	–	25	–	–	25	–	–	–	–	–
RMS 10	–	7	–	–	7	–	–	–	–	–
RMS 11–13	–	21	–	–	21	–	1	–	–	1
RMS 14	–	–	17	67	84	–	–	–	–	–
	16,086	274	17	67	16,444	1	1	–	–	2
Retail – credit cards
RMS 1–3	39,384	30	–	–	39,414	16	–	–	–	16
RMS 4–6	14,355	2,975	–	–	17,330	32	28	–	–	60
RMS 7–9	580	422	–	–	1,002	5	8	–	–	13
RMS 10	–	46	–	–	46	–	2	–	–	2
RMS 11–13	–	76	–	–	76	–	6	–	–	6
RMS 14	–	–	45	–	45	–	–	–	–	–
	54,319	3,549	45	–	57,913	53	44	–	–	97
Retail – loans and overdrafts
RMS 1–3	4,174	2	–	–	4,176	4	–	–	–	4
RMS 4–6	1,618	386	–	–	2,004	6	12	–	–	18
RMS 7–9	253	159	–	–	412	6	18	–	–	24
RMS 10	6	36	–	–	42	–	7	–	–	7
RMS 11–13	–	61	–	–	61	–	15	–	–	15
RMS 14	–	–	17	–	17	–	–	–	–	–
	6,051	644	17	–	6,712	16	52	–	–	68
Retail – UK Motor Finance
RMS 1–3	318	–	–	–	318	–	–	–	–	–
RMS 4–6	1,259	–	–	–	1,259	2	–	–	–	2
RMS 7–9	347	1	–	–	348	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,924	1	–	–	1,925	2	–	–	–	2
Retail – other
RMS 1–3	702	–	–	–	702	–	–	–	–	–
RMS 4–6	198	–	–	–	198	3	–	–	–	3
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	900	–	–	–	900	3	–	–	–	3
Total Retail	79,280	4,468	79	67	83,894	75	97	–	–	172

Gross undrawn exposures and expected credit loss allowance (continued)	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2022
Commercial Banking
CMS 1–5	15,266	–	–	–	15,266	1	–	–	–	1
CMS 6–10	16,508	34	–	–	16,542	11	2	–	–	13
CMS 11–14	8,657	1,296	–	–	9,953	27	27	–	–	54
CMS 15–18	779	800	–	–	1,579	8	42	–	–	50
CMS 19	–	85	–	–	85	–	10	–	–	10
CMS 20–23	–	–	48	–	48	–	–	4	–	4
	41,210	2,215	48	–	43,473	47	81	4	–	132
Other
CMS 1–5	2	–	–	–	2	–	–	–	–	–
CMS 6–10	–	–	–	–	–	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	2	–	–	–	2	–	–	–	–	–
Total	120,492	6,683	127	67	127,369	122	178	4	–	304

In respect of:
Retail	79,280	4,468	79	67	83,894	75	97	–	–	172
Commercial Banking	41,210	2,215	48	–	43,473	47	81	4	–	132
Other	2	–	–	–	2	–	–	–	–	–
Total	120,492	6,683	127	67	127,369	122	178	4	–	304

	Drawn exposures					Expected credit loss allowance
Gross drawn exposures and expected credit loss allowance	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Loans and advances to banks
CMS 1–5	4,108	–	–	–	4,108	–	–	–	–	–
CMS 6–10	368	–	–	–	368	–	–	–	–	–
CMS 11–14	2	–	–	–	2	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	4,478	–	–	–	4,478	–	–	–	–	–
Loans and advances to customers
Retail – UK mortgages
RMS 1–3	270,649	9,785	–	–	280,434	48	146	–	–	194
RMS 4–6	2,971	8,288	–	–	11,259	–	104	–	–	104
RMS 7–9	9	2,258	–	–	2,267	–	64	–	–	64
RMS 10	–	355	–	–	355	–	15	–	–	15
RMS 11–13	–	1,112	–	–	1,112	–	65	–	–	65
RMS 14	–	–	1,940	10,977	12,917	–	–	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836
Retail – credit cards[1]
RMS 1–3	5,076	15	–	–	5,091	9	–	–	–	9
RMS 4–6	6,023	1,092	–	–	7,115	58	43	–	–	101
RMS 7–9	819	623	–	–	1,442	29	71	–	–	100
RMS 10	–	112	–	–	112	–	22	–	–	22
RMS 11–13	–	235	–	–	235	–	82	–	–	82
RMS 14	–	–	292	–	292	–	–	128	–	128
	11,918	2,077	292	–	14,287	96	218	128	–	442
Retail – loans and overdrafts
RMS 1–3	1,426	2	–	–	1,428	5	–	–	–	5
RMS 4–6	5,794	499	–	–	6,293	79	23	–	–	102
RMS 7–9	938	286	–	–	1,224	39	33	–	–	72
RMS 10	18	74	–	–	92	2	14	–	–	16
RMS 11–13	5	244	–	–	249	1	83	–	–	84
RMS 14	–	–	271	–	271	–	–	139	–	139
	8,181	1,105	271	–	9,557	126	153	139	–	418
Retail – UK Motor Finance
RMS 1–3	8,758	465	–	–	9,223	79	6	–	–	85
RMS 4–6	2,904	844	–	–	3,748	22	19	–	–	41
RMS 7–9	583	298	–	–	881	5	15	–	–	20
RMS 10	–	69	–	–	69	–	7	–	–	7
RMS 11–13	2	152	–	–	154	–	27	–	–	27
RMS 14	–	–	201	–	201	–	–	116	–	116
	12,247	1,828	201	–	14,276	106	74	116	–	296
Retail – other[1]
RMS 1–3	9,715	228	–	–	9,943	3	4	–	–	7
RMS 4–6	1,386	265	–	–	1,651	11	8	–	–	19
RMS 7–9	–	88	–	–	88	–	3	–	–	3
RMS 10	–	2	–	–	2	–	–	–	–	–
RMS 11–13	97	10	–	–	107	–	–	–	–	–
RMS 14	–	–	169	–	169	–	–	52	–	52
	11,198	593	169	–	11,960	14	15	52	–	81
Total Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073

Gross drawn exposures and expected credit loss allowance (continued)	Drawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	11,678	34	–	–	11,712	1	–	–	–	1
CMS 6–10	19,822	309	–	–	20,131	21	–	–	–	21
CMS 11–14	31,979	3,453	–	–	35,432	83	76	–	–	159
CMS 15–18	2,181	2,832	–	–	5,013	14	143	–	–	157
CMS 19	–	855	–	–	855	–	39	–	–	39
CMS 20–23	–	–	3,533	–	3,533	–	–	954	–	954
	65,660	7,483	3,533	–	76,676	119	258	954	–	1,331
Other[2]	(467)	–	–	–	(467)	400	–	–	–	400
Total loans and advances to customers	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804

In respect of:
Retail	317,173	27,401	2,873	10,977	358,424	390	854	619	210	2,073
Commercial Banking	65,660	7,483	3,533	–	76,676	119	258	954	–	1,331
Other[2]	(467)	–	–	–	(467)	400	–	–	–	400
Total loans and advances to customers	382,366	34,884	6,406	10,977	434,633	909	1,112	1,573	210	3,804
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Other to Retail; comparatives have been presented on a consistent basis.
2    Includes centralised fair value hedge accounting adjustments and a central adjustment of £400 million that was applied in respect of uncertainty in the economic outlook.

Reverse repurchase agreements
Banks
CMS 1–5	2,901	–	–	–	2,901	–	–	–	–	–
CMS 6–10	95	–	–	–	95	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	2,996	–	–	–	2,996	–	–	–	–	–
Customers
CMS 1–5	10,399	–	–	–	10,399	–	–	–	–	–
CMS 6–10	36,313	–	–	–	36,313	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	46,712	–	–	–	46,712	–	–	–	–	–
Total reverse repurchase agreements	49,708	–	–	–	49,708	–	–	–	–	–

Gross undrawn exposures and expected credit loss allowance	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Retail – UK mortgages
RMS 1–3	16,947	67	–	–	17,014	1	–	–	–	1
RMS 4–6	24	25	–	–	49	–	–	–	–	–
RMS 7–9	–	3	–	–	3	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	13	72	85	–	–	–	–	–
	16,971	95	13	72	17,151	1	–	–	–	1
Retail – credit cards[1]
RMS 1–3	47,427	81	–	–	47,508	23	2	–	–	25
RMS 4–6	8,811	2,160	–	–	10,971	22	22	–	–	44
RMS 7–9	242	172	–	–	414	3	3	–	–	6
RMS 10	–	31	–	–	31	–	1	–	–	1
RMS 11–13	–	58	–	–	58	–	3	–	–	3
RMS 14	–	–	55	–	55	–	–	–	–	–
	56,480	2,502	55	–	59,037	48	31	–	–	79
Retail – loans and overdrafts
RMS 1–3	5,123	3	–	–	5,126	4	–	–	–	4
RMS 4–6	1,180	228	–	–	1,408	5	4	–	–	9
RMS 7–9	97	48	–	–	145	1	5	–	–	6
RMS 10	1	11	–	–	12	–	2	–	–	2
RMS 11–13	–	29	–	–	29	–	6	–	–	6
RMS 14	–	–	18	–	18	–	–	–	–	–
	6,401	319	18	–	6,738	10	17	–	–	27
Retail – UK Motor Finance
RMS 1–3	277	–	–	–	277	–	–	–	–	–
RMS 4–6	1,180	–	–	–	1,180	2	–	–	–	2
RMS 7–9	527	–	–	–	527	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	1	–	–	–	1	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	1,985	–	–	–	1,985	2	–	–	–	2
Retail – other[1]
RMS 1–3	598	–	–	–	598	–	–	–	–	–
RMS 4–6	298	–	–	–	298	1	–	–	–	1
RMS 7–9	–	–	–	–	–	–	–	–	–	–
RMS 10	–	–	–	–	–	–	–	–	–	–
RMS 11–13	–	–	–	–	–	–	–	–	–	–
RMS 14	–	–	–	–	–	–	–	–	–	–
	896	–	–	–	896	1	–	–	–	1
Total Retail	82,733	2,916	86	72	85,807	62	48	–	–	110

Gross undrawn exposures and expected credit loss allowance (continued)	Undrawn exposures					Expected credit loss allowance
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m
At 31 December 2021
Commercial Banking[1]
CMS 1–5	18,993	1	–	–	18,994	1	–	–	–	1
CMS 6–10	12,986	47	–	–	13,033	13	–	–	–	13
CMS 11–14	7,237	1,212	–	–	8,449	21	18	–	–	39
CMS 15–18	453	347	–	–	800	6	17	–	–	23
CMS 19	–	33	–	–	33	–	3	–	–	3
CMS 20–23	–	–	67	–	67	–	–	5	–	5
	39,669	1,640	67	–	41,376	41	38	5	–	84
Other
CMS 1–5	–	–	–	–	–	–	–	–	–	–
CMS 6–10	501	–	–	–	501	–	–	–	–	–
CMS 11–14	–	–	–	–	–	–	–	–	–	–
CMS 15–18	–	–	–	–	–	–	–	–	–	–
CMS 19	–	–	–	–	–	–	–	–	–	–
CMS 20–23	–	–	–	–	–	–	–	–	–	–
	501	–	–	–	501	–	–	–	–	–
Total	122,903	4,556	153	72	127,684	103	86	5	–	194

In respect of:
Retail	82,733	2,916	86	72	85,807	62	48	–	–	110
Commercial Banking	39,669	1,640	67	–	41,376	41	38	5	–	84
Other	501	–	–	–	501	–	–	–	–	–
Total	122,903	4,556	153	72	127,684	103	86	5	–	194
1    Reflects the new organisation structure, with Business Banking and Commercial Cards moving from Retail to Commercial Banking and Wealth moving from Other to Retail; comparatives have been presented on a consistent basis.
Cash and balances at central banks
Significantly all of the Group’s cash and balances at central banks of £72,005 million (2021: £54,279 million) are due from the Bank of England or the Deutsche Bundesbank.
Debt securities held at amortised cost
An analysis by credit rating of the Group's debt securities held at amortised cost is provided below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Government securities	247	–	247	202	–	202
Asset-backed securities:
Mortgage-backed securities	3,712	–	3,712	1,457	–	1,457
Other asset-backed securities	1,946	2	1,948	1,590	18	1,608
	5,658	2	5,660	3,047	18	3,065
Corporate and other debt securities	1,431	1	1,432	1,296	1	1,297
Gross exposure	7,336	3	7,339	4,545	19	4,564
Allowance for impairment losses			(8)			(2)
Total debt securities held at amortised cost			7,331			4,562
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2022: £nil; 2021: £18 million) and not rated (2022: £3 million; 2021: £1 million).
Financial assets at fair value through other comprehensive income (excluding equity shares)
An analysis of the Group's financial assets at fair value through other comprehensive income is included in note 18. The credit quality of the Group's financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities:
Government securities	11,196	–	11,196	14,599	–	14,599
Asset-backed securities	87	51	138	–	55	55
Corporate and other debt securities	11,470	41	11,511	13,087	44	13,131
	22,753	92	22,845	27,686	99	27,785
Total financial assets at fair value through other comprehensive income	22,753	92	22,845	27,686	99	27,785
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2022: £51 million; 2021: £55 million) and not rated (2022: £41 million; 2021: £44 million).
Derivative assets
An analysis of derivative assets is given in note 14. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the Group's net credit risk relating to derivative assets of £2,046 million (2021: £3,142 million), cash collateral of £767 million (2021: £1,621 million) was held and a further £17 million (2021: £67 million) was due from OECD banks.

	2022			2021
	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	2,435	283	2,718	3,991	834	4,825
Hedging	14	5	19	52	–	52
	2,449	288	2,737	4,043	834	4,877
Due from fellow Lloyds Banking Group undertakings			1,120			634
Total derivative financial instruments			3,857			5,511
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2022: £112 million; 2021: £622 million) and not rated (2022: £176 million; 2021: £212 million).
Financial guarantees and irrevocable loan commitments
Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less. Most commitments to extend credit are contingent upon customers maintaining specific credit standards.
(D)Collateral held as security for financial assets
The principal types of collateral accepted by the Group include: residential and commercial properties; charges over business assets such as premises, inventory and accounts receivable; financial instruments, cash and guarantees from third-parties. The terms and conditions associated with the use of the collateral are varied and are dependent on the type of agreement and the counterparty. The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.
The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.
Loans and advances to banks
There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £3,550 million (2021: £2,996 million), against which the Group held collateral with a fair value of £nil (2021: £92 million).
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Loans and advances to customers
Retail lending
Mortgages
An analysis by loan to value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan to value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations. The market takes into account many factors, including environmental considerations such as flood risk and energy efficient additions, in arriving at the value of a home.
In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

	2022					2021
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total gross £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total gross £m
Less than 70 per cent	210,457	33,205	3,161	8,845	255,668	217,830	19,766	1,717	9,872	249,185
70 per cent to 80 per cent	31,788	5,264	170	359	37,581	42,808	1,632	134	572	45,146
80 per cent to 90 per cent	11,942	2,604	48	149	14,743	12,087	253	52	184	12,576
90 per cent to 100 per cent	3,319	606	13	113	4,051	779	46	14	135	974
Greater than 100 per cent	11	104	24	156	295	125	101	23	214	463
Total	257,517	41,783	3,416	9,622	312,338	273,629	21,798	1,940	10,977	308,344
The energy performance certificate (EPC) profile of the security associated with the Group’s UK mortgage portfolio is shown below:

	2022		2021
EPC profile	£m	%	£m	%
A	731	0.2	563	0.2
B	37,075	11.9	34,070	11.0
C	60,086	19.2	54,636	17.7
D	93,010	29.8	88,752	28.8
E	35,015	11.2	35,086	11.4
F	6,990	2.2	7,258	2.4
G	1,519	0.5	1,546	0.5
Unrated properties	77,912	25.0	86,433	28.0
Total	312,338	100.0	308,344	100.0
The above data is sourced using the latest available government EPC information as at the relevant balance sheet date. The Group has no EPC data available for 25.0 per cent (2021: 28.0 per cent) of the UK mortgage portfolio, these are classified as unrated properties.
EPC ratings are not considered to be a material credit risk factor,and do not form part of the Group’s credit risk calculations.
Other
The majority of non-mortgage retail lending is unsecured. At 31 December 2022, Stage 3 non-mortgage lending amounted to £475 million, net of an impairment allowance of £372 million (2021: £498 million, net of an impairment allowance of £435 million).
Stage 1 and Stage 2 non-mortgage retail lending amounted to £53,825 million (2021: £49,147 million). Lending decisions are predominantly based on an obligor’s ability to repay rather than reliance on the disposal of any security provided. Where the lending is secured, collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.
The Group's credit risk disclosures for unimpaired non-mortgage retail lending show assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.
Commercial lending
Reverse repurchase transactions
At 31 December 2022 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £35,709 million (2021: £46,712 million), against which the Group held collateral with a fair value of £29,011 million (2021: £48,423 million), all of which the Group was able to repledge. These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Stage 3 secured lending
The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.
At 31 December 2022, Stage 3 secured commercial lending amounted to £389 million, net of an impairment allowance of £159 million (2021: £608 million, net of an impairment allowance of £198 million). The fair value of the collateral held in respect of impaired secured commercial lending was £471 million (2021: £693 million). In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.
Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.
Stage 1 and Stage 2 secured lending
For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.
Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.
Financial assets at fair value through profit or loss (excluding equity shares)
Securities held as collateral in the form of stock borrowed amounted to £16,667 million (2021: £7,052 million). Of this amount, £8,311 million (2021: £1,086 million) had been resold or repledged as collateral for the Group’s own transactions.
These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.
Derivative assets, after offsetting of amounts under master netting arrangements
The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £2,046 million (2021: £3,142 million), cash collateral of £767 million (2021: £1,621 million) was held.
Irrevocable loan commitments and other credit-related contingencies
At 31 December 2022, the Group held irrevocable loan commitments and other credit-related contingencies of £60,682 million (2021: £58,030 million). Collateral is held as security, in the event that lending is drawn down, on £16,442 million (2021: £17,149 million) of these balances.
Collateral repossessed
During the year, £219 million of collateral was repossessed (2021: £86 million), consisting primarily of residential property. In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.
(E)Collateral pledged as security
The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.
Repurchase transactions
Amortised cost
There are balances arising from repurchase transactions with banks of £33,003 million (2021: £30,085 million), which include amounts due under the Bank of England's Term Funding Scheme with additional incentives for SMEs (TFSME); the fair value of the collateral provided under these agreements at 31 December 2022 was £39,535 million (2021: £39,918 million).
There are balances arising from repurchase transactions with customers of £15,587 million (2021: £21 million); the fair value of the collateral provided under these agreements at 31 December 2022 was £14,197 million (2021: £112 million).
Securities lending transactions
The following on-balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2022 £m	2021 £m
Financial assets at fair value through other comprehensive income	5,408	2,724
Total	5,408	2,724
Securitisations and covered bonds
In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in note 25.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.
The tables below analyse financial instrument liabilities of the Group on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Deposits from banks	3,728	28	179	673	83	4,691
Customer deposits	430,808	3,565	7,164	4,882	304	446,723
Repurchase agreements at amortised cost	12,494	6,188	904	33,054	38	52,678
Financial liabilities at fair value through profit or loss	84	60	100	1,565	3,736	5,545
Debt securities in issue	4,400	8,571	6,717	25,886	7,802	53,376
Lease liabilities	7	52	161	557	611	1,388
Subordinated liabilities	24	89	687	4,775	7,945	13,520
Total non-derivative financial liabilities	451,545	18,553	15,912	71,392	20,519	577,921
Derivative financial liabilities:
Gross settled derivatives – outflows	2,815	3,241	3,501	7,920	4,700	22,177
Gross settled derivatives – inflows	(1,927)	(2,996)	(3,372)	(7,862)	(4,731)	(20,888)
Gross settled derivatives – net flows	888	245	129	58	(31)	1,289
Net settled derivative liabilities	2,652	(19)	54	271	250	3,208
Total derivative financial liabilities	3,540	226	183	329	219	4,497
At 31 December 2021
Deposits from banks	1,812	136	32	1,420	216	3,616
Customer deposits	439,193	1,540	3,616	5,046	569	449,964
Repurchase agreements at amortised cost	475	417	243	30,987	7	32,129
Financial liabilities at fair value through profit or loss	81	21	242	1,572	4,677	6,593
Debt securities in issue	4,367	5,307	8,603	27,715	4,708	50,700
Lease liabilities	2	61	158	578	832	1,631
Subordinated liabilities	30	39	370	5,418	5,679	11,536
Total non-derivative financial liabilities	445,960	7,521	13,264	72,736	16,688	556,169
Derivative financial liabilities:
Gross settled derivatives – outflows	2,577	573	4,232	11,280	4,990	23,652
Gross settled derivatives – inflows	(2,462)	(425)	(4,168)	(10,945)	(4,734)	(22,734)
Gross settled derivatives – net flows	115	148	64	335	256	918
Net settled derivative liabilities	2,654	(21)	(6)	145	360	3,132
Total derivative financial liabilities	2,769	127	58	480	616	4,050
The principal amount for undated subordinated liabilities with no redemption option is included within the over 5 years column; interest of £16 million (2021: £19 million) per annum which is payable in respect of those instruments for as long as they remain in issue is not included beyond 5 years.
The following table sets out the amounts and residual maturities of the Group's off-balance sheet contingent liabilities, commitments and guarantees.

	Within 1 year £m	1–3 years £m	3–5 years £m	Over 5 years £m	Total £m
At 31 December 2022
Acceptances and endorsements	58	–	–	–	58
Other contingent liabilities	1,667	548	181	446	2,842
Total contingent liabilities	1,725	548	181	446	2,900
Lending commitments and guarantees	91,310	8,256	10,780	16,984	127,330
Other commitments	–	–	10	29	39
Total commitments and guarantees	91,310	8,256	10,790	17,013	127,369
Total contingents, commitments and guarantees	93,035	8,804	10,971	17,459	130,269
At 31 December 2021
Acceptances and endorsements	21	–	–	–	21
Other contingent liabilities	1,362	242	258	457	2,319
Total contingent liabilities	1,383	242	258	457	2,340
Lending commitments and guarantees	97,587	15,506	9,853	4,678	127,624
Other commitments	–	18	–	42	60
Total commitments and guarantees	97,587	15,524	9,853	4,720	127,684
Total contingents, commitments and guarantees	98,970	15,766	10,111	5,177	130,024
Capital risk
Capital is actively managed on an ongoing basis for both the Group and its regulated banking subsidiaries, with associated capital policies and procedures subjected to regular review. The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources that it holds to meet those requirements through applying the capital directives and regulations implemented in the UK by the Prudential Regulation Authority (PRA) and supplemented through additional regulation under the PRA Rulebook and associated statements of policy, supervisory statements and other regulatory guidance. Regulatory capital ratios are considered a key part of the budgeting and planning processes and forecast ratios are reviewed by the Group and Ring-Fenced Banks Asset and Liability Committee. Target capital levels take account of current and future regulatory requirements, capacity for growth and to cover uncertainties. Details of the Group's capital resources are provided in the table marked audited on page 43.